Income Taxes - Schedule of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Taxes [Line Items]
Current taxes	$ 709	$ 842	$ 809
Deferred taxes	(52)	(8)	(10)
Income tax expense	657	834	799
Domestic Countries
Income Taxes [Line Items]
Current taxes	721	616	642
Deferred taxes	(80)	(1)	3
Foreign Countries
Income Taxes [Line Items]
Current taxes	(12)	226	167
Deferred taxes	$ 28	$ (7)	$ (13)